Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Land	¥ 283,893	¥ 282,786
Buildings	1,656,087	1,632,604
Machinery and equipment	1,778,552	1,813,116
Construction in progress	54,786	61,952
Property, Plant and Equipment, Gross, Total	3,773,318	3,790,458
Less accumulated depreciation	(2,578,342)	(2,570,806)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,194,976	¥ 1,219,652